Trade and Other Receivables - Movements in Expected Credit Loss Allowance (Details) - Expected credit loss allowance - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of impairment loss and reversal of impairment loss [line items]
Expected credit loss allowance, beginning balance	£ 3,064	£ 4,494
Provided in the year	4,223	2,570
Released in the year	(1,895)	(2,228)
Utilised in the year	(313)	(1,665)
Effect of foreign exchange translations	(98)	(107)
Expected credit loss allowance, ending balance	£ 4,981	£ 3,064